Derivative financial instruments - Schedule of Derivative Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total derivative assets	$ 12,431	$ 52
Current	2,051	52
Non-current	10,380	0
Foreign currency forward contracts - Term Facility
Disclosure of financial assets [line items]
Total derivative assets	12,033	0
Warrants
Disclosure of financial assets [line items]
Total derivative assets	$ 398	$ 52